Commitments and contingencies - Future minimum payments, Leases (Details) - Mar. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and contingencies
2017	$ 34	¥ 236
2018	26	182
Total payments	$ 60	¥ 418